Payables and accrued liabilities (Tables)	9 Months Ended
Sep. 30, 2022
Summary of Detailed Information about Payables and Accrued Liabilities Explanatory

	September 30, 2022	December 31, 2021
	$	$
Trade accounts payable	720	934
Salaries, employment taxes and benefits	89	531
Accrued research and development costs	855	596
Other accrued liabilities	623	611
	2,287	2,672